Fees Summary	Oct. 11, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 890,000
Previously Paid Amount	0.00
Total Fee Amount	136.26
Total Offset Amount	0.00
Net Fee	136.26
Narrative - Max Aggregate Offering Price	$ 890,000
Final Prospectus	true